Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)		9 Months Ended
	Nov. 19, 2018	Sep. 30, 2019	Sep. 30, 2018
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Preferential income tax rate (as a percent)		15.00%	15.00%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Preferential income tax rate (as a percent)		15.00%	15.00%
Other
Summarized statements of operations
Net income/(loss)		$ 311,000	$ 200,000
Drug R&D | Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Related intangible asset	$ 30,000,000
Drug R&D | Nutrition Science Partners Limited ("NSPL") | The Company
Summarized statements of operations
Impairment provision (note (b))	$ (15,000,000)
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Revenue		156,987,000	160,713,000
Gross profit		83,732,000	83,050,000
Interest income		121,000	68,000
Finance cost		(13,000)	(140,000)
Profit/(loss) before taxation		15,512,000	16,390,000
Income tax expense (note (c))		(2,416,000)	(3,367,000)
Net income/(loss)		13,096,000	13,023,000
Non-controlling interests		472,000	366,000
Net income/(loss) attributable to the shareholders of equity investee		13,568,000	13,389,000
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Revenue		210,167,000	211,903,000
Gross profit		149,794,000	147,373,000
Interest income		422,000	496,000
Profit/(loss) before taxation		55,698,000	52,958,000
Income tax expense (note (c))		(8,726,000)	(6,809,000)
Net income/(loss)		46,972,000	46,149,000
Net income/(loss) attributable to the shareholders of equity investee		46,972,000	46,149,000
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Impairment provision (note (b))			(30,000,000)
Interest income		210,000	138,000
Profit/(loss) before taxation		165,000	(37,637,000)
Net income/(loss)		165,000	(37,637,000)
Net income/(loss) attributable to the shareholders of equity investee		$ 165,000	$ (37,637,000)